Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares
Prospectus:
Trading Symbol	DMBAX
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D
Prospectus:
Trading Symbol	DSIBX
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I
Prospectus:
Trading Symbol	DIMIX
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class Y
Prospectus:
Trading Symbol	DMYBX